Shareholder Fees {- Fidelity® Puritan® Fund}	Oct. 30, 2020 USD ($)
08.31 Fidelity Puritan Fund Retail PRO-07 | Fidelity® Puritan® Fund
Shareholder Fees:
(fees paid directly from your investment)	none